SCHEDULE OF PURCHASE PRICE AND ESTIMATED MARKET VALUE OF THE ASSETS ACQUIRED LIABILITIES (Details) - USD ($)	May 13, 2024	Sep. 30, 2024	Mar. 31, 2024
Identified assets and liabilities
Excess purchase price allocated to goodwill		$ 18,641,985
Danish Stock Corporation [Member]
Consideration
Consideration issued	$ 18,050,000
Identified assets and liabilities
Cash	134,572
Intangible assets	223,316
Other receivables	29,906
Accounts payable and accruals	(29,779)
Total identified assets, liabilities, and noncontrolling interest	358,015
Non-controlling interest	950,000
Excess purchase price allocated to goodwill	$ 18,641,985